JPMorgan Municipal Money Market Fund Investment Objectives and Goals - Morgan Shares [Member] - JPMorgan Municipal Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Morgan/MJMXX
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.